Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	1 Months Ended		2 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Mar. 31, 2021
Subsequent Events (Details) [Line Items]
Warrants to purchase ordinary shares	580,028	68,491	580,028
Ordinary shares exercised	115,982	68,491
Stock Issued During Period, Value, Conversion of Units (in Dollars)		$ 633
Related Parties [Member]
Subsequent Events (Details) [Line Items]
Warrants exercised			419,068